Financial risk management: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Apr. 15, 2024	Dec. 31, 2021 MXN ($)	Oct. 31, 2021	Sep. 30, 2021
Revenue From Regulated Services
Points to add interest rate	1.50%	1.50%
Closing foreign exchange rate	16.92	19.47	16.6693
Foreign exchange gain (loss)	$ 423,600	$ 357,800
Guaranteed not amount	$ 2,317,818	$ 2,541,923
Percentage of increase decrease in foreign exchange rate	5.00%	5.00%
Number of times cash held to pay debt and short-term loans	11.20%
Passenger fees
Revenue From Regulated Services
Guaranteed not amount	$ 1,394,587	$ 1,323,005
Passenger fees | Customer concentrations risk
Revenue From Regulated Services
Guaranteed not amount	23,415
Accumulated impairment
Revenue From Regulated Services
Provision impairment	$ 128,000
BBVA Bancomer, S.A. New
Revenue From Regulated Services
Points to add interest rate						1.50%
BBVA Bancomer, S.A. New | Minimum
Revenue From Regulated Services
Points to add interest rate					1.40%
BBVA Bancomer, S.A. New | Maximum
Revenue From Regulated Services
Points to add interest rate					1.90%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Currency weakended	59.30%	59.10%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000
Mexico
Revenue From Regulated Services
Points to add interest rate	7.00%	7.00%
Notes received pledged				$ 4,463